EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.05 - Schedule 4

Loan Level Tape Compare Upload
Loans in Report	4

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
2125288	XXXXXX	Cash Reserves	38784.7000	53303.51
2125288	XXXXXX	DTI Qualifying (Back)	40.3500	35.474
2125288	XXXXXX	Months Reserves	11.0000	15.5
2138709	XXXXXX	Disbursement Date	XXXXXX	XXXXXX
2138743	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
2138703	XXXXXX	Total Cash Out	XXXXXX	XXXXXX

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